Calvert
Small-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	422,532	$ 26,492,756
Woodward, Inc.	296,547	49,351,352
		$ 75,844,108
Automobile Components — 2.6%
Dorman Products, Inc.(1)	556,712	$ 72,122,040
		$ 72,122,040
Banks — 10.7%
Commerce Bancshares, Inc.	1,367,636	$ 85,217,399
Community Financial System, Inc.	1,202,968	74,199,066
First Financial Bankshares, Inc.	1,456,670	52,512,954
SouthState Corp.	698,764	69,513,043
Stock Yards Bancorp, Inc.	186,112	13,327,480
		$294,769,942
Building Products — 6.3%
AAON, Inc.	479,017	$56,370,720
AZEK Co., Inc.(1)	1,195,720	56,760,828
CSW Industrials, Inc.	95,282	33,615,490
Hayward Holdings, Inc.(1)	1,753,837	26,816,168
		$173,563,206
Capital Markets — 4.6%
Cohen & Steers, Inc.(2)	654,759	$60,460,446
Stifel Financial Corp.	626,169	66,424,008
		$126,884,454
Chemicals — 2.5%
Balchem Corp.	162,565	$26,497,282
Quaker Chemical Corp.	306,077	43,083,399
		$69,580,681
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc.	31,493	$12,478,471
Chefs' Warehouse, Inc.(1)	331,024	16,326,104
Performance Food Group Co.(1)	427,792	36,169,814
		$64,974,389
Containers & Packaging — 2.7%
AptarGroup, Inc.	479,064	$75,260,954
		$75,260,954
Distributors — 0.8%
LKQ Corp.	578,959	$21,276,743
		$21,276,743
Security	Shares	Value
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	261,161	$ 28,949,697
		$ 28,949,697
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	2,389,076	$ 74,730,297
		$ 74,730,297
Electric Utilities — 2.2%
IDACORP, Inc.	545,165	$ 59,575,631
		$ 59,575,631
Electronic Equipment, Instruments & Components — 1.6%
Badger Meter, Inc.	211,340	$44,829,441
		$44,829,441
Financial Services — 1.8%
Euronet Worldwide, Inc.(1)	477,889	$49,146,105
		$49,146,105
Food Products — 1.5%
J&J Snack Foods Corp.	182,863	$28,367,537
Lancaster Colony Corp.	81,375	14,089,268
		$42,456,805
Ground Transportation — 1.5%
Landstar System, Inc.	238,227	$40,941,692
		$40,941,692
Health Care Equipment & Supplies — 1.8%
Integer Holdings Corp.(1)	267,384	$35,433,728
Neogen Corp.(1)	1,285,723	15,608,677
		$51,042,405
Health Care Providers & Services — 7.2%
Addus HomeCare Corp.(1)	465,467	$58,346,289
Chemed Corp.	93,973	49,786,895
Option Care Health, Inc.(1)	1,614,261	37,450,855
U.S. Physical Therapy, Inc.	590,428	52,376,868
		$197,960,907
Hotels, Restaurants & Leisure — 5.9%
Aramark	1,484,227	$55,376,509
Choice Hotels International, Inc.	99,002	14,056,304
Texas Roadhouse, Inc.	60,115	10,846,550
Wyndham Hotels & Resorts, Inc.	809,380	81,577,410
		$161,856,773

Calvert
Small-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.4%
Meritage Homes Corp.	76,377	$ 11,748,310
		$ 11,748,310
Industrial REITs — 3.3%
EastGroup Properties, Inc.	297,469	$ 47,740,800
Terreno Realty Corp.	735,762	43,512,964
		$ 91,253,764
Insurance — 6.5%
AMERISAFE, Inc.	476,214	$ 24,544,070
First American Financial Corp.	435,292	27,179,632
Selective Insurance Group, Inc.	661,485	61,862,077
White Mountains Insurance Group Ltd.	34,195	66,511,327
		$180,097,106
Machinery — 8.4%
Albany International Corp., Class A	529,470	$42,341,716
Atmus Filtration Technologies, Inc.	958,314	37,546,742
Donaldson Co., Inc.	488,328	32,888,891
ESCO Technologies, Inc.	281,811	37,540,043
Franklin Electric Co., Inc.	382,917	37,315,262
Middleby Corp.(1)	319,262	43,244,038
		$230,876,692
Media — 0.5%
John Wiley & Sons, Inc., Class A	322,334	$14,089,219
		$14,089,219
Professional Services — 3.1%
CBIZ, Inc.(1)	1,031,470	$84,405,190
		$84,405,190
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	1,279,766	$27,975,685
Diodes, Inc.(1)	500,891	30,889,948
Universal Display Corp.	87,463	12,787,090
		$71,652,723
Software — 5.1%
CCC Intelligent Solutions Holdings, Inc.(1)	3,950,695	$46,341,652
Clearwater Analytics Holdings, Inc., Class A(1)	1,015,356	27,942,597
nCino, Inc.(1)	380,914	12,791,092
Progress Software Corp.	413,733	26,954,705
SPS Commerce, Inc.(1)	142,107	26,146,267
		$140,176,313
Specialized REITs — 0.9%
CubeSmart	602,719	$25,826,509
		$25,826,509
Security	Shares	Value
Specialty Retail — 1.7%
Group 1 Automotive, Inc.	72,596	$ 30,597,762
RH(1)	44,667	17,580,485
		$ 48,178,247
Textiles, Apparel & Luxury Goods — 0.3%
Steven Madden Ltd.	161,810	$ 6,880,161
		$ 6,880,161
Trading Companies & Distributors — 3.2%
Core & Main, Inc., Class A(1)	1,359,690	$ 69,221,818
Herc Holdings, Inc.	107,911	20,430,790
		$89,652,608
Total Common Stocks (identified cost $2,106,203,960)		$2,720,603,112

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	37,050,502	$ 37,050,502
Total Short-Term Investments (identified cost $37,050,502)		$ 37,050,502
Total Investments — 99.9% (identified cost $2,143,254,462)		$2,757,653,614
Other Assets, Less Liabilities — 0.1%		$ 3,320,077
Net Assets — 100.0%		$2,760,973,691

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $626,712 and the total market value of the collateral received by the Fund was $641,113, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Small-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $37,050,502, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,575,234	$169,771,096	$(177,295,828)	$ —	$ —	$37,050,502	$456,819	37,050,502

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,720,603,112(1)	$ —	$ —	$2,720,603,112
Short-Term Investments	37,050,502	—	—	37,050,502
Total Investments	$2,757,653,614	$ —	$ —	$2,757,653,614

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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